Income tax provision (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income tax provision [Abstract]
Effective tax rate (in hundredths)	32.00%	35.00%
Favorably (unfavorable) impact on effective tax rate, Medicare Part D subsidies (in hundredths)	1.00%	(1.70%)
Favorably (unfavorably) impact on effective tax rate, other items (in hundredths)	1.20%
Charge resulting from the Health Care and Education Reconciliation Act of 2010		$ 4,063
Favorable impact on effective tax rate, uncertain tax positions (in hundredths)		1.30%